Income Tax Note - Schedule of Non-Capital Loss Carry Forwards (Details)	Mar. 31, 2025 USD ($)
Canada [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	$ 4,248,226
Canada [Member] | 2044 [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	1,357,347
Canada [Member] | 2045 [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	2,890,879
Canada [Member] | Indefinite [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards
Australia [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	431,349
Australia [Member] | 2044 [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards
Australia [Member] | Indefinite [Member]
Schedule of Non-Capital Loss Carry Forwards [Line Items]
Non-capital loss carry forwards	$ 431,349